Goodwill and Intangible Assets (Details Textual) (USD $)	3 Months Ended			6 Months Ended		12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Goodwill and Intangible Assets (Textual)
Amortization expenses of intangible assets	$ 39,314	$ 15,922	$ 15,922	$ 415,866	$ 31,044	$ 235,091	$ 0